Other Non-Current Liabilities - Summary of Repayment Schedule of Legal Commitments (Detail) $ in Thousands	Jun. 30, 2025 USD ($)
Disclosure of other non-current liabilities explanatory [line items]
Legal commitments	$ 5,879
Less than 1 Year [Member]
Disclosure of other non-current liabilities explanatory [line items]
Legal commitments	1,879
1-2 Years [Member]
Disclosure of other non-current liabilities explanatory [line items]
Legal commitments	2,500
3-5 Years [Member]
Disclosure of other non-current liabilities explanatory [line items]
Legal commitments	1,500
More than 5 Years [Member]
Disclosure of other non-current liabilities explanatory [line items]
Legal commitments	$ 0